Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the consolidated statements of income
Foreign exchange gains	€ 61,274	€ 42,756	€ 180,984	€ 168,737
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments	14,131	638	20,952	26,212
Revaluation of certain investments	18,107	1,382	79,190	16,350
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	62,369		62,369
Income from strategic transactions and programs	16,079		103,576
Other	19,106	19,836	85,423	46,614
Other operating income	191,066	64,612	532,494	257,913
Foreign exchange losses	74,248	39,691	209,471	194,105
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,881	1,479	8,951	20,148
Expenses from strategic transactions and programs	3,897	66,460	266,327	181,913
Other	35,483	37,555	66,512	76,560
Other operating expense	119,509	145,185	551,261	472,726
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ (14)	€ 0	€ 96,962	€ 0